Income Taxes - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended										12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2013 Minimum USD ($)	Dec. 31, 2013 Minimum CNY	Dec. 31, 2013 Standard Maximum	Dec. 31, 2013 Tax Arrangement	Dec. 31, 2012 Tax Arrangement	Dec. 31, 2011 Tax Arrangement	Dec. 31, 2013 Expire by end of 2014 CNY	Dec. 31, 2013 Expire by end of 2015 CNY	Dec. 31, 2013 Expire by end of 2016 CNY	Dec. 31, 2013 Expire by end of 2017 CNY	Dec. 31, 2013 Expire by end of 2018 CNY	Dec. 31, 2013 Net Operating Loss Carryforwards Expiring Between Twenty Fourteen and Twenty Eighteen CNY	Dec. 31, 2012 Yunnan Jian Zhijia Chain Drugstore Ltd. ("Yunnan Nepstar") CNY
Schedule Of Income Tax [Line Items]
Chinese statutory income tax rate	25.00%	25.00%
Transitional rates for entities operating in Shenzhen and Zhuhai Special Economic Zones			25.00%	24.00%
Withholding tax rate								10.00%		5.00%	5.00%
Percentage of beneficial interest owned									25.00%
Deferred tax liabilities, undistributed earnings of equity method investment																		6,250
Cash dividend received from Yunnan Nepstar																		25,000
Total deferred tax assets		18,053			4,760
Net deferred tax assets recognized by subsidiary		11,260
Net deferred tax assets related to loss carryforwards																	9,221
Tax loss carryforwards		162,484										7,182	24,598	22,564	30,999	77,141	36,885
Unrecognized tax benefits of loss making subsidiaries		6,680
Interest and penalty expense	0		0	0
Statute of limitations period due to computational errors	3 years	3 years
Statute of limitations period due to computational errors under special circumstances	5 years	5 years
Income tax examination, underpayment of taxes amount under special circumstances						$ 15	100
Income tax examination, statute of limitations period, transfer pricing adjustment	10 years	10 years